SCHEDULE OF LONG TERM DEBT (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total outstanding debt	$ 26,394	$ 17,751
Less current portion	(8,766)	(4,635)
Total long-term debt	17,628	13,116
Long Term Loans [Member]
Debt Instrument [Line Items]
Total outstanding debt	20,018	10,651
Long Term Leases [Member]
Debt Instrument [Line Items]
Total outstanding debt	$ 6,376	$ 7,100